Transition To IFRS - Schedule of reconciliation of financial position (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Assets
Cash and Due from Banks	$ 143,309,428	$ 87,044,881	$ 121,183,979
Loans and Other Financing	282,710,068	284,354,759	245,703,421
Equity Investments in Associates and Joint Ventures			286,802
Property, Plant and Equipment	19,362,585	18,209,015	16,348,360
Intangible Assets	4,587,147	1,724,914	1,660,793
Debt Securities at fair value through profit or loss	75,935,163	42,747,797	28,817,744
Derivative Financial Instruments	1,785,640	775,674	229,436
Repo Transactions	2,068,076	14,286,336
Other Financial Assets	9,047,932	10,339,256	6,719,581
Loans and Other Financing		284,354,759	245,703,421
Other Debt Securities	14,424,134	4,182,537	3,183,852
Financial Assets Pledged as Collateral	10,817,492	9,346,788	10,095,593
Current Income Tax Assets	94,918	134,740	234,931
Investment in Equity Instruments	161,054	111,923	187,135
Deferred Income Tax Assets	972,975	762,570	1,035,260
Assets for Insurance Contracts	982,502	1,021,703	988,723
Other non-financial assets	2,824,769	3,738,130	3,019,668
Non-current Assets Held for Sale	608,015	10,860,091	10,919,116
Total Assets	569,691,898	489,641,114	450,614,394
Liabilities
Deposits	360,097,275	296,367,356	277,077,562
Provisions	1,449,323	897,260	709,213	$ 709,213
Subordinated Debt Securities	9,767,874	7,128,356	7,490,444
Liabilities at fair value through Profit or Loss	2,144,664		0
Derivative Financial Instruments	1,835,789	846,331	290,384
Repo Transactions	1,948,559	1,670,059	3,030,473
Other Financial Liabilities	63,235,042	55,350,799	57,094,776
Loans from the Argentine Central Bank and Other Financial Institutions	19,446,028	11,618,302	12,717,145
Debt Securities	29,983,653	20,279,165	21,848,460
Current Income Tax Liabilities	3,457,609	3,578,529	3,159,343
Deferred Income Tax Liabilities	1,903,646	2,088,540	1,843,597
Liabilities for Insurance Contracts	1,103,220	1,195,647	1,154,162
Other Non-financial Liabilities	11,471,530	21,142,454	18,525,957
Total Liabilities	507,844,212	422,162,798	404,941,516
SHAREHOLDERS' EQUITY
Capital Stock, Adjustments and Reserves		67,478,316	40,973,861
Retained Income	(14,945,645)	(9,596,038)	1,455,826
Other Accumulated Comprehensive Income	1,404	88,889	523,621
Net Income for the Year	(3,465,822)	6,793,588
Shareholders' Equity Attributable to owners of the Parent	60,125,152	64,524,836	42,953,308
Shareholders' Equity Attributable to Non-controlling Interests	1,722,534	2,953,480	2,719,570	2,719,570
Total Shareholders' Equity	$ 61,847,686	67,478,316	45,672,878	45,672,878
Previously stated [member]
Assets
Cash and Due from Banks		83,654,804	112,701,996
Debt Securities		57,243,282	25,244,436
Loans and Other Financing		291,356,673	253,261,822
Other Financial Assets		49,252,567	33,494,417
Receivables from Financial Leases		2,475,481	1,760,275
Equity Investments in Associates and Joint Ventures		42,380	97,589
Miscellaneous Receivables		5,624,770	6,338,591
Property, Plant and Equipment		6,599,018	5,294,669
Miscellaneous Assets		920,957	2,250,193
Intangible Assets		5,281,315	4,757,939
Unallocated Items		105,237	164,052
Other Assets		933,522	993,393
Total Assets		503,490,006	446,359,372
Liabilities
Deposits		300,385,784	279,493,299
Other Liabilities Resulting from Financial Brokerage		120,099,500	106,487,811
Miscellaneous Liabilities		12,654,374	10,694,695
Provisions		1,053,020	708,432
Subordinated Debt Securities		7,128,356	7,490,444
Unallocated Items		82,199	129,955
Non-Controlling Interest		2,857,150	2,694,159
Other Liabilities		1,204,603	1,159,669
Liabilities at fair value through Profit or Loss			0
Total Liabilities		445,464,986	408,858,464
SHAREHOLDERS' EQUITY
Capital Stock, Adjustments and Reserves		45,726,926	26,412,657
Retained Income			11,088,251
Net Income for the Year		12,298,094
Shareholders' Equity Attributable to owners of the Parent		58,025,020	37,500,908
Total Shareholders' Equity		39,300,205	37,500,908	20,352,700
Reclassification upon adoption of IFRS 9 [member]
Assets
Cash and Due from Banks		3,864,824	9,195,966
Debt Securities		(57,243,282)	(25,244,436)
Loans and Other Financing		(291,356,673)	(253,261,822)
Other Financial Assets		(49,252,567)	(33,494,417)
Receivables from Financial Leases		(2,475,481)	(1,760,275)
Equity Investments in Associates and Joint Ventures		(42,380)	(55,935)
Miscellaneous Receivables		(5,624,770)	(6,338,591)
Property, Plant and Equipment		855,941	1,856,493
Miscellaneous Assets		(920,957)	(2,250,193)
Intangible Assets		(3,386,055)	(2,160,844)
Unallocated Items		(105,237)	(164,052)
Other Assets		(933,522)	(993,393)
Debt Securities at fair value through profit or loss		43,131,317	26,885,062
Derivative Financial Instruments		775,674	228,955
Repo Transactions		14,286,336
Other Financial Assets		10,280,118	7,385,466
Loans and Other Financing		294,954,874	255,623,225
Other Debt Securities		3,826,823	3,266,584
Financial Assets Pledged as Collateral		9,442,784	10,459,071
Current Income Tax Assets		435,524	418,206
Investment in Equity Instruments		30,814	56,036
Deferred Income Tax Assets		898,751	1,160,815
Assets for Insurance Contracts		1,021,703	988,723
Other non-financial assets		4,119,159	3,593,168
Non-current Assets Held for Sale		6,998,967	8,733,814
Total Assets		(16,417,315)	4,127,626
Liabilities
Deposits		18,197	5,962
Other Liabilities Resulting from Financial Brokerage		(120,099,500)	(106,487,811)
Miscellaneous Liabilities		(12,654,374)	(10,694,695)
Unallocated Items		(82,199)	(129,955)
Non-Controlling Interest		(2,857,233)	(2,675,170)
Other Liabilities		(1,204,603)	(1,159,669)
Liabilities at fair value through Profit or Loss			0
Derivative Financial Instruments		846,331	440,618
Repo Transactions		1,670,059	3,284,482
Other Financial Liabilities		55,255,531	57,594,377
Loans from the Argentine Central Bank and Other Financial Institutions		12,545,122	13,779,829
Debt Securities		23,680,419	23,976,836
Current Income Tax Liabilities		4,019,433	3,648,743
Deferred Income Tax Liabilities		102,293	24,541
Liabilities for Insurance Contracts		1,208,253	1,157,101
Other Non-financial Liabilities		19,642,178	18,687,269
Total Liabilities		(17,910,093)	1,452,458
SHAREHOLDERS' EQUITY
Capital Stock, Adjustments and Reserves		(1,364,453)
Shareholders' Equity Attributable to owners of the Parent		(1,364,453)
Shareholders' Equity Attributable to Non-controlling Interests		2,857,231	2,675,168
Total Shareholders' Equity		1,492,778	2,675,168
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Assets
Cash and Due from Banks		(474,747)	(713,983)
Equity Investments in Associates and Joint Ventures			245,148
Property, Plant and Equipment		10,754,056	9,197,198
Intangible Assets		(170,346)	(936,302)
Debt Securities at fair value through profit or loss		(383,520)	1,932,682
Derivative Financial Instruments			481
Other Financial Assets		59,138	(665,885)
Loans and Other Financing		(10,600,115)	(9,919,804)
Other Debt Securities		355,714	(82,732)
Financial Assets Pledged as Collateral		(95,996)	(363,478)
Current Income Tax Assets		(300,784)	(183,275)
Investment in Equity Instruments		81,109	131,099
Deferred Income Tax Assets		(136,181)	(125,555)
Other non-financial assets		(381,029)	(573,500)
Non-current Assets Held for Sale		3,861,124	2,185,302
Total Assets		2,568,423	127,396
Liabilities
Deposits		(4,036,625)	(2,421,699)
Provisions		(155,760)	781
Non-Controlling Interest		83	(18,989)
Liabilities at fair value through Profit or Loss			0
Derivative Financial Instruments			(150,234)
Repo Transactions			(254,009)
Other Financial Liabilities		95,268	(499,601)
Loans from the Argentine Central Bank and Other Financial Institutions		(926,820)	(1,062,684)
Debt Securities		(3,401,254)	(2,128,376)
Current Income Tax Liabilities		(440,904)	(489,400)
Deferred Income Tax Liabilities		1,986,247	1,819,056
Liabilities for Insurance Contracts		(12,606)	(2,939)
Other Non-financial Liabilities		1,500,276	(161,312)
Total Liabilities		(5,392,095)	(5,369,406)
SHAREHOLDERS' EQUITY
Capital Stock, Adjustments and Reserves		22,875,924	14,561,204
Retained Income		(9,596,038)	(9,632,425)
Other Accumulated Comprehensive Income		88,889	523,621
Net Income for the Year		(5,504,506)
Shareholders' Equity Attributable to owners of the Parent		7,864,269	5,452,400
Shareholders' Equity Attributable to Non-controlling Interests		96,249	44,402
Total Shareholders' Equity		$ 28,178,111	$ 5,496,802	$ 25,320,178